Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Tax

The Partnership is not a taxable entity for United States federal income tax purposes or for the majority of states that impose an income tax. Taxes on the Partnership’s net income generally are borne by its partners through the allocation of taxable income. The Partnership’s income tax (benefit) provision results from partnership activity in the states of Texas, Ohio and Tennessee.

As a result of the Class A Reorganization discussed in Note 8, MarkWest Hydrocarbon (MarkWest Hydrocarbon, Inc. prior to the Class A Reorganization) is no longer a tax paying entity for federal income tax purposes or for the majority of states that impose an income tax effective September 1, 2016. After MarkWest Hydrocarbon files its 2016 income tax returns in 2017, the Partnership anticipates a residual tax provision to be recorded. In connection with the Class A Reorganization, MPC assumed $377 million of MPLX LP’s deferred tax liabilities.

The Partnership and MarkWest Hydrocarbon recorded income tax expense of $12 million, $1 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively. The effective tax rate was five percent for 2016, and less than one percent for 2015 and 2014, respectively.

The components of the provision for income tax expense (benefit) are as follows:

	December 31,
(In millions)	2016	2015
Current income tax expense:
Federal	$4	$—
State	1	—
Total current	5	—
Deferred income tax (benefit) expense:
Federal	(16)	3
State	(1)	(2)
Total deferred	(17)	1
(Benefit) provision for income tax	$(12)	$1

A reconciliation of the (benefit) provision for income tax and the amount computed by applying the federal statutory rate of 35 percent to the income before income taxes for each of the years ended December 31, 2016 and 2015 is as follows:

	December 31, 2016
(In millions)	MarkWest Hydrocarbon(1)	Partnership(2)	Eliminations	Consolidated(2)
(Loss) income before (benefit) provision for income tax	$(41)	$461	$2	$422
Federal statutory rate	35%	—%	—%
Federal income tax at statutory rate	(14)	—	—	(14)
State income taxes net of federal benefit	(2)	1	—	(1)
Provision on income from MPLX LP Class A units	3	—	—	3
Change in state statutory rate	(1)	—	—	(1)
Other	1	—	—	1
(Benefit) provision for income tax	$(13)	$1	$—	$(12)

	December 31, 2015
(In millions)	MarkWest Hydrocarbon(1)	Partnership(2)	Eliminations	Consolidated(2)
Income before provision (benefit) for income tax	$9	$324	$1	$334
Federal statutory rate	35%	—%	—%
Federal income tax at statutory rate	3	—	—	3
State income taxes net of federal benefit	—	(2)	—	(2)
Provision on income from MPLX LP Class A units	1	—	—	1
Other	(1)	—	—	(1)
Provision (benefit) for income tax	$3	$(2)	$—	$1

(1)	MarkWest Hydrocarbon paid tax on its share of the Partnership’s income or loss as a result of its ownership of MPLX LP Class A units through September 1, 2016.

(2)
Financial information has been retrospectively adjusted for the acquisition of HSM, HST, WHC and MPLXT from MPC. See Notes 1 and 3. Prior to these acquisitions, MPC paid all income taxes related to Predecessor.

Deferred tax assets and liabilities consist of the following:

	December 31,
(In millions)	2016	2015
Deferred tax assets:
Derivatives	$—	$9
Net operating loss carryforwards	—	62
Total deferred tax assets	—	71
Deferred tax liabilities:
Property, plant and equipment	5	7
Investments in subsidiaries and affiliates	—	442
Total deferred tax liabilities	5	449
Net deferred tax liabilities	$5	$378

At December 31, 2016, MarkWest Hydrocarbon had no tax-effected federal or state operating loss carryforwards. These were assumed by MPC on September 1, 2016 in connection with the Class A Reorganization discussed in Note 8.

Significant judgment is required in evaluating tax positions and determining the Partnership and MarkWest Hydrocarbon’s provision for income taxes. During the ordinary course of business, there may be transactions and calculations for which the ultimate tax determination is uncertain. However, the Partnership and MarkWest Hydrocarbon did not have any material uncertain tax positions for the years ended December 31, 2016, 2015 or 2014.

Any interest and penalties related to income taxes were recorded as a part of the provision for income taxes. Such interest and penalties were a net expense of less than $1 million in 2016 and 2015, respectively, and a net benefit of less than $1 million in 2014. As of December 31, 2016 and 2015, less than $1 million, respectively, of interest and penalties were accrued related to income taxes. In addition, the Partnership and MarkWest Hydrocarbon’s former corporate entity have federal tax years 2013 through 2015 and state tax years 2012 through 2015 open to examination.